Income Taxes Income Tax Expense Table (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Entity Information [Line Items]
Income tax expense (benefit) - Deferred	$ (4,068)	$ (2,374)
Income tax expense (benefit) - Total	(4,069)	(60)
Predecessor
Entity Information [Line Items]
U.S. federal - Current			0	0
U.S. federal - Deferred			(329)	(1,094)
U.S. federal - Total			(329)	(1,094)
State and local - Current			0	0
State and local - Deferred			42	(176)
State and local - Total			42	(176)
Foreign - Current			165
Foreign - Deferred			34
Foreign - Total			199
Income tax expense (benefit) - Current			165	0
Income tax expense (benefit) - Deferred			(253)	(1,270)
Income tax expense (benefit) - Total			$ (88)	$ (1,270)